UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global & International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2020

Item 1. Reports to Stockholders

Semiannual report

Global / international equity mutual funds

Delaware Emerging Markets Fund

Delaware International Small Cap Fund

Delaware International Value Equity Fund

May 31, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Emerging Markets Fund, Delaware International Small Cap Fund, and Delaware International Value Equity Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2020, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from December 1, 2019 to May 31, 2020 (Unaudited)

The investment objective of Delaware Emerging Markets Fund and Delaware International Small Cap Fund is to seek long-term capital appreciation.

The investment objective of Delaware International Value Equity Fund is to seek long-term growth without undue risk to principal.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2019 to May 31, 2020.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from December 1, 2019 to May 31, 2020 (Unaudited)

Delaware Emerging Markets Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Annualized Expense Ratio	Expenses Paid During Period 12/1/19 to 5/31/20*

Actual Fund return†
Class A	$1,000.00	$921.60	1.62%	$7.78
Class C	1,000.00	918.50	2.37%	11.37
Class R	1,000.00	920.60	1.87%	8.98
Institutional Class	1,000.00	923.30	1.37%	6.59
Class R6	1,000.00	923.90	1.25%	6.01

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,016.90	1.62%	$8.17
Class C	1,000.00	1,013.15	2.37%	11.93
Class R	1,000.00	1,015.65	1.87%	9.42
Institutional Class	1,000.00	1,018.15	1.37%	6.91
Class R6	1,000.00	1,018.75	1.25%	6.31

Delaware International Small Cap Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Annualized Expense Ratio	Expenses Paid During Period 12/1/19 to 5/31/20*

Actual Fund return†
Class A	$1,000.00	$984.40	1.34%	$6.65
Class C	1,000.00	979.70	2.09%	10.34
Class R	1,000.00	983.50	1.59%	7.88
Institutional Class	1,000.00	985.70	1.09%	5.41
Class R6	1,000.00	985.30	1.00%	4.96

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.30	1.34%	$6.76
Class C	1,000.00	1,014.55	2.09%	10.53
Class R	1,000.00	1,017.05	1.59%	8.02
Institutional Class	1,000.00	1,019.55	1.09%	5.50
Class R6	1,000.00	1,020.00	1.00%	5.05

Delaware International Value Equity Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Annualized Expense Ratio	Expenses Paid During Period 12/1/19 to 5/31/20*

Actual Fund return†
Class A	$1,000.00	$908.40	1.33%	$6.35
Class C	1,000.00	904.80	2.08%	9.90
Class R	1,000.00	907.60	1.58%	7.54
Institutional Class	1,000.00	909.10	1.08%	5.15
Class R6	1,000.00	910.10	1.02%	4.87

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.35	1.33%	$6.71
Class C	1,000.00	1,014.60	2.08%	10.48
Class R	1,000.00	1,017.10	1.58%	7.97
Institutional Class	1,000.00	1,019.60	1.08%	5.45
Class R6	1,000.00	1,019.90	1.02%	5.15

*

“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected on the previous page and above, each Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests, including exchange-traded funds. The tables on the previous page and above do not reflect the expenses of the Underlying Funds.

Security type / country and sector allocations
Delaware Emerging Markets Fund	As of May 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s or a sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stock by Country	97.05%
Argentina	0.25%
Bahrain	0.02%
Brazil	8.27%
Chile	0.68%
China	34.97%
India	11.35%
Indonesia	0.52%
Malaysia	0.04%
Mexico	3.33%
Peru	0.58%
Republic of Korea	17.33%
Russia	7.02%
South Africa	0.29%
Taiwan	10.55%
Turkey	0.88%
United Kingdom	0.04%
United States	0.93%
Preferred Stock	2.39%
Exchange-Traded Fund	0.14%
Participation Notes	0.00%
Short-Term Investments	0.17%
Total Value of Securities	99.75%
Receivables and Other Assets Net of Liabilities	0.25%
Total Net Assets	100.00%

Common stock, participation notes, and preferred stock	Percentage of net assets
Communications Services	21.51%
Consumer Discretionary	13.83%
Consumer Staples	14.05%
Energy	16.13%
Financials	5.47%
Healthcare	1.66%
Industrials	0.60%
Information Technology	23.18%
Materials	2.32%
Real Estate	0.30%
Utilities	0.39%
Total	99.44%

Security type / country and sector allocations
Delaware International Small Cap Fund	As of May 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s or a sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stock by Country	99.22%
Australia	3.31%
Austria	1.91%
Belgium	1.54%
Brazil	2.05%
Canada	11.34%
Chile	0.34%
China	3.77%
Denmark	1.84%
Finland	1.65%
France	2.45%
Germany	5.39%
Hong Kong	1.45%
India	2.68%
Ireland	0.56%
Israel	0.86%
Italy	1.62%
Japan	19.53%
Netherlands	1.05%
Norway	5.07%
Republic of Korea	3.51%
Russia	0.96%
South Africa	0.75%
Sweden	7.54%
Switzerland	2.56%
Taiwan	1.73%
United Kingdom	12.16%
United States	1.60%
Short-Term Investments	1.01%
Total Value of Securities	100.23%
Liabilities Net of Receivables and Other Assets	(0.23%)
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Communication Services	6.40%
Consumer Discretionary	13.08%
Consumer Staples	10.87%
Energy	1.11%
Financials	1.22%
Healthcare	6.71%
Industrials	18.60%
Information Technology	23.72%
Materials	5.71%
Real Estate	9.51%
Utilities	2.29%
Total	99.22%

Security type / country and sector allocations
Delaware International Value Equity Fund	As of May 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s or a sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stock by Country	94.97%
Denmark	7.43%
France	21.13%
Germany	9.35%
Ireland	1.55%
Japan	21.61%
Netherlands	6.60%
Sweden	4.40%
Switzerland	15.67%
United Kingdom	7.23%
Exchange-Traded Funds	1.36%
Securities Lending Collateral	2.79%
Total Value of Securities	99.12%
Obligation to Return Securities Lending Collateral	(2.79%)
Receivables and Other Assets Net of Liabilities	3.67%
Total Net Assets	100.00%

Common stock by sector²	Percentage of net assets
Communication Services	11.01%
Consumer Discretionary	10.79%
Consumer Staples*	36.99%
Healthcare	20.75%
Industrials	9.60%
Materials	5.83%
Total	94.97%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

*

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Consumer Staples sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Consumer Staples sector consisted of Beverages, Cosmetics/Personal Care, Dairy Products, Miscellaneous/Diversified, and Retail. As of May 31, 2020, such amounts, as a percentage of total net assets, were 7.62%, 1.87%, 5.87%, 7.74%, and 13.89%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Consumer Staples sector for financial reporting purposes may exceed 25%.

Schedules of investments
Delaware Emerging Markets Fund	May 31, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.05%Δ
Argentina – 0.25%
Cablevision Holding GDR	443,972	$1,540,583
Cresud ADR †	1,624,384	5,214,273
Grupo Clarin GDR Class B 144A #=†	131,213	114,981
IRSA Inversiones y Representaciones ADR †	1,184,728	3,743,741
IRSA Propiedades Comerciales ADR	44,833	266,756

		10,880,334

Bahrain – 0.02%
Aluminum Bahrain GDR 144A #	221,400	967,452

		967,452

Brazil – 8.27%
AES Tiete Energia	516,085	1,327,858
Arcos Dorados Holdings Class A	2,273,924	8,822,825
Atacadao	500,000	1,702,491
B2W Cia Digital †	10,500,000	178,171,205
Banco Bradesco ADR	5,438,400	18,816,864
Banco Santander Brasil ADR	3,051,128	14,340,302
BRF ADR †	6,850,000	29,318,000
Embraer ADR †	420,704	2,309,665
Itau Unibanco Holding ADR	9,170,000	38,972,500
Rumo †	1,905,351	8,019,449
Telefonica Brasil ADR	2,500,000	21,925,000
TIM Participacoes ADR	1,500,000	18,600,000
Vale ADR	2,000,000	19,520,000

		361,846,159

Chile – 0.68%
Cia Cervecerias Unidas ADR	410,528	5,751,497
Sociedad Quimica y Minera de Chile ADR	989,600	24,116,552

		29,868,049

China – 34.97%
58.com ADR †	90,000	4,320,900
Alibaba Group Holding ADR †	990,000	205,316,100
Baidu ADR †	420,000	44,751,000
BeiGene †	1,615,700	20,218,396
Bitauto Holdings ADR †	454,200	5,850,096
China Mobile	15,198,500	106,074,805
China Petroleum & Chemical Class H	30,000,000	13,894,085
CNOOC	19,311,000	21,499,572
Guangshen Railway Class H	11,000,000	2,086,048
JD.com ADR †	2,800,000	152,124,000
Kunlun Energy	21,000,000	12,868,477
Kweichow Moutai Class A	969,961	185,505,584
PetroChina Class H	18,000,000	6,176,869

	Number of shares	Value (US $)
Common StockΔ (continued)
China (continued)
Ping An Insurance Group Co. of China Class H	4,000,000	$39,476,230
Prosus †	80,000	6,624,778
SINA †	2,120,000	66,377,200
Sinofert Holdings †	28,000,000	2,311,811
Sogou ADR †	1,500,000	4,785,000
Sohu.com ADR †	2,219,642	14,871,601
Tencent Holdings	4,750,000	251,486,809
Tencent Music Entertainment Group ADR †	1,217	15,724
Tianjin Development Holdings	15,885,550	2,684,651
Tingyi Cayman Islands Holding	13,454,000	23,119,045
Trip.com Group ADR †	830,000	22,053,100
Tsingtao Brewery Class H	7,000,000	48,448,687
Uni-President China Holdings	32,320,000	33,439,515
Weibo ADR †	560,000	17,231,200
Wuliangye Yibin Class A	10,299,780	213,617,806
ZhongAn Online P&C Insurance Class H 144A #†	739,600	2,609,567

		1,529,838,656

India – 11.35%
Aurobindo Pharma	1,500,000	14,791,464
Glenmark Pharmaceuticals	1,167,988	5,484,193
Indiabulls Real Estate GDR †	102,021	57,642
Lupin	2,500,000	28,757,046
Reliance Industries	13,500,000	261,443,803
Reliance Industries GDR 144A #	3,775,184	145,155,825
Tata Chemicals	1,866,909	7,566,023
Tata Consumer Products	2,128,276	10,326,675
Tata Motors †	3,000,000	3,451,639
Tata Motors ADR †	700,000	3,997,000
United Breweries	484,517	6,132,052
Wockhardt †	1,200,000	3,428,628
Zee Entertainment Enterprises	2,530,000	6,141,292

		496,733,282

Indonesia – 0.52%
Astra Agro Lestari	9,132,500	4,625,633
Astra International	56,000,000	18,283,368

		22,909,001

Malaysia – 0.04%
UEM Sunrise †	17,000,000	1,876,941

		1,876,941

Mexico – 3.33%
America Movil ADR Class L	1,500,000	19,890,000

Schedules of investments
Delaware Emerging Markets Fund

	Number of shares	Value (US $)
Common StockΔ (continued)
Mexico (continued)
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santander ADR	8,042,900	$26,058,996
Cemex ADR	3,623,267	8,695,841
Coca-Cola Femsa ADR	700,000	30,646,000
Fomento Economico Mexicano ADR	154,722	10,476,227
Grupo Financiero Banorte Class O	4,000,000	12,185,168
Grupo Lala	3,900,027	2,099,994
Grupo Televisa ADR †	6,017,000	35,500,300

		145,552,526

Peru – 0.58%
Cia de Minas Buenaventura ADR	3,217,400	25,256,590

		25,256,590

Republic of Korea – 17.33%
KB Financial Group ADR	245,928	6,726,131
LG Display †	1,000,000	8,236,102
LG Uplus	2,403,542	25,521,077
Lotte	300,000	8,308,773
Lotte Chilsung Beverage	44,000	3,677,177
Lotte Confectionery	60,000	5,862,166
Samsung Electronics	5,200,000	212,879,002
Samsung Life Insurance	360,939	13,318,997
Shinhan Financial Group	300,000	7,303,484
SK Hynix	3,490,000	229,670,152
SK Telecom	727,354	126,858,948
SK Telecom ADR	5,704,200	109,805,850

		758,167,859

Russia – 7.02%
ENEL RUSSIA PJSC GDR	21,161	14,529
Etalon Group GDR 144A #=	1,616,300	2,020,375
Gazprom PJSC ADR	14,600,000	81,088,400
LUKOIL PJSC ADR	500,000	37,120,000
Mail.Ru Group GDR †	400,000	7,144,000
Mobile TeleSystems PJSC ADR	1,200,000	10,668,000
QIWI ADR	385,284	5,372,785
Rosneft Oil PJSC GDR	14,555,684	75,747,780
Sberbank of Russia PJSC	12,000,000	34,204,073
Sberbank of Russia PJSC ADR	800,000	9,040,000
Surgutneftegas PJSC ADR	2,014,441	11,200,292
T Plus PJSC =†	36,096	0
VEON ADR	732,264	1,091,073
Yandex Class A †	800,000	32,184,000

		306,895,307

	Number of shares	Value (US $)
Common StockΔ (continued)
South Africa – 0.29%
Naspers Class N	80,000	$12,708,706
Sun International †	364,166	172,829

		12,881,535

Taiwan – 10.55%
FIT Hon Teng 144A #	33,000,000	8,642,198
Hon Hai Precision Industry	5,000,000	12,622,814
MediaTek	9,000,000	138,784,346
Taiwan Semiconductor Manufacturing	31,000,000	301,482,098

		461,531,456

Turkey – 0.88%
Akbank T.A.S. †	19,500,000	16,252,380
Turk Telekomunikasyon †	951,192	1,035,207
Turkcell Iletisim Hizmetleri	2,427,827	5,035,598
Turkcell Iletisim Hizmetleri ADR	2,066,701	10,705,511
Turkiye Sise ve Cam Fabrikalari	7,651,443	5,424,489

		38,453,185

United Kingdom – 0.04%
Griffin Mining †	3,056,187	1,585,244

		1,585,244

United States – 0.93%
Micron Technology †	850,000	40,723,500

		40,723,500

Total Common Stock (cost $4,354,964,179)		4,245,967,076

Preferred Stock – 2.39%Δ
Brazil – 0.95%
Braskem Class A 3.00%	1,470,000	7,603,021
Petroleo Brasileiro ADR 4.55%	4,000,000	30,160,000
Usinas Siderurgicas de Minas Gerais Usiminas Class A 0.79%	3,235,733	3,704,876

		41,467,897

Republic of Korea – 0.94%
Samsung Electronics 3.02%	1,183,100	40,934,906

		40,934,906

Russia – 0.50%
Transneft PJSC 7.74%	12,000	22,023,670

		22,023,670

Total Preferred Stock (cost $75,666,117)		104,426,473

Schedules of investments
Delaware Emerging Markets Fund

	Number of shares	Value (US $)
Exchange-Traded Fund – 0.14%
iShares MSCI Turkey ETF	290,275	$6,272,843

Total Exchange-Traded Fund (cost $13,207,352)		6,272,843

Participation Notes – 0.00%
Lehman Indian Oil CW LEPO 144A =†	172,132	0
Lehman Oil & Natural Gas CW 12 LEPO =†	254,590	0

Total Participation Notes (cost $8,559,056)		0

Short-Term Investments – 0.17%
Money Market Mutual Fund – 0.17%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.11%)	1,481,883	1,481,883
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.08%)	1,481,883	1,481,883
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.16%)	1,481,883	1,481,883
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.07%)	1,481,882	1,481,882
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.05%)	1,481,882	1,481,882

Total Short-Term Investments (cost $7,409,413)		7,409,413

Total Value of Securities – 99.75% (cost $4,459,806,117)		$4,364,075,805

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2020, the aggregate value of Rule 144A securities was $159,510,398, which represents 3.65% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 4 in “Security type / country and sector allocations.”

†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at May 31, 2020:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)	In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	HKD (15,048,996)	USD	1,940,359	6/2/20	$(972)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – The Bank of New York Mellon

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

GS – Goldman Sachs

HKD – Hong Kong Dollar

LEPO – Low Exercise Price Option

MSCI – Morgan Stanley Capital

PJSC – Public Joint Stock Company

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware International Small Cap Fund	May 31, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.22%Δ
Australia – 3.31%
Afterpay †	43,461	$1,373,417
Technology One	153,128	932,897
Westgold Resources †	822,148	1,282,326
		3,588,640
Austria – 1.91%
CA Immobilien Anlagen	50,172	1,687,511
Vienna Insurance Group AG Wiener Versicherung Gruppe	18,355	385,087
		2,072,598
Belgium – 1.54%
Fagron	69,749	1,664,635
		1,664,635
Brazil – 2.05%
Arco Platform Class A †	20,525	995,052
Minerva †	497,758	1,226,602
		2,221,654
Canada – 11.34%
Aritzia †	42,456	559,358
ATS Automation Tooling Systems †	37,950	551,534
Capital Power	45,735	887,894
Descartes Systems Group †	38,959	1,857,333
Endeavour Mining †	58,128	1,400,797
Granite Real Estate Investment Trust	31,225	1,540,556
Kinaxis †	17,870	2,307,389
Quebecor Class B	50,899	1,119,013
SSR Mining †	107,145	2,060,645
		12,284,519
Chile – 0.34%
Geopark	43,902	371,850

		371,850
China – 3.77%
China Resources Cement Holdings	1,154,000	1,448,548
Greentown Service Group	1,070,000	1,427,311
Lonking Holdings	937,000	315,496
Times China Holdings	611,000	895,434
		4,086,789
Denmark – 1.84%
Royal Unibrew †	24,983	1,997,851
		1,997,851
Finland – 1.65%
Kojamo	53,464	1,087,250

	Number of shares	Value (US $)
Common StockΔ (continued)
Finland (continued)
Valmet †	26,875	$697,486

		1,784,736

France – 2.45%
Gaztransport Et Technigaz	11,294	834,958
SOITEC †	11,818	1,145,251
Solutions 30 †	50,430	670,638

		2,650,847

Germany – 5.39%
Evotec †	56,079	1,513,932
HelloFresh †	50,210	2,039,923
STRATEC	5,119	465,952
TAG Immobilien †	78,441	1,818,093

		5,837,900

Hong Kong – 1.45%
Comba Telecom Systems Holdings	4,008,000	1,571,866

		1,571,866

India – 2.68%
Info Edge India	33,223	1,179,163
Varun Beverages	120,512	1,006,681
Voltas	113,768	722,407

		2,908,251

Ireland – 0.56%
Hibernia REIT	506,290	611,464

		611,464

Israel – 0.86%
Israel Discount Bank Class A	294,803	936,027

		936,027

Italy – 1.62%
Reply	20,082	1,753,268

		1,753,268

Japan – 19.53%
Anritsu	134,800	2,653,627
Capcom	27,700	977,315
CKD	63,200	1,088,837
Daifuku	39,200	3,046,001
Fancl	80,700	2,289,786
Japan Elevator Service Holdings	62,300	1,920,789
Katitas	60,100	1,340,261
Matsumotokiyoshi Holdings	47,700	1,784,686
Menicon	24,800	1,260,179

Schedules of investments
Delaware International Small Cap Fund

	Number of shares	Value (US $)
Common StockΔ (continued)
Japan (continued)
SMS	54,800	$1,360,282
Taiyo Yuden	31,500	876,258
TechnoPro Holdings	43,000	2,571,746

		21,169,767

Netherlands – 1.05%
IMCD	12,054	1,134,938

		1,134,938

Norway – 5.07%
Leroy Seafood Group	112,631	631,936
Norway Royal Salmon	33,423	825,196
Scatec Solar	94,498	1,597,204
TOMRA Systems	67,965	2,440,818

		5,495,154

Republic of Korea – 3.51%
Douzone Bizon	21,435	2,076,951
LG Innotek	10,314	1,228,402
WONIK IPS †	18,787	493,017

		3,798,370

Russia – 0.96%
Detsky Mir PJSC =	742,657	1,045,426

		1,045,426

South Africa – 0.75%
Clicks Group	61,492	815,456

		815,456

Sweden – 7.54%
Embracer Group †	127,650	1,549,132
Evolution Gaming Group †	59,373	3,502,185
LeoVegas	243,752	1,103,572
MIPS	60,280	2,012,628

		8,167,517

Switzerland – 2.56%
Belimo Holding	178	1,338,054
Logitech International	24,354	1,435,210

		2,773,264

Taiwan – 1.73%
Kindom Development	866,000	850,858
Silergy	19,000	1,025,146

		1,876,004

United Kingdom – 12.16%
Abcam	72,265	1,343,171

	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
boohoo Group †	218,031	$1,042,338
Countryside Properties	226,241	812,517
Cranswick	26,404	1,202,618
Dechra Pharmaceuticals	29,747	1,022,039
Frontier Developments †	20,178	514,594
Future	93,910	1,600,508
GB Group †	137,343	1,131,356
Keywords Studios	64,459	1,432,924
QinetiQ Group	315,760	1,150,393
Rotork	119,123	391,037
UNITE Group	44,360	475,804
Vistry Group	112,244	1,059,760

		13,179,059

United States – 1.60%
SolarEdge Technologies †	12,226	1,734,869

		1,734,869

Total Common Stock (cost $87,295,650)		107,532,719

Short-Term Investments – 1.01%
Money Market Mutual Funds – 1.01%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.11%)	218,064	218,064
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.08%)	218,064	218,064
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.16%)	218,064	218,064
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.07%)	218,064	218,064
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.05%)	218,064	218,064

Total Short-Term Investments (cost $1,090,320)		1,090,320

Total Value of Securities – 100.23% (cost $88,385,970)		$108,623,039

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 6 in “Security type / country and sector allocations.”

†	Non-income producing security.

Schedules of investments
Delaware International Small Cap Fund

The following foreign currency exchange contracts were outstanding at May 31, 2020:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CAD	(287,066)	USD	208,261	6/2/20	$—	$(232)
BNYM	GBP	34,959	USD	(43,169)	6/1/20	6	—
BNYM	GBP	33,127	USD	(40,837)	6/2/20	76	—

Total Foreign Currency Exchange Contracts						$82	$(232)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

BNYM – The Bank of New York Mellon

CAD – Canadian Dollar

GBP – British Pound Sterling

GS – Goldman Sachs

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware International Value Equity Fund	May 31, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 94.97%Δ
Denmark – 7.43%
Novo Nordisk Class B	297,805	$19,346,914

		19,346,914

France – 21.13%
Air Liquide	112,010	15,181,511
Danone	223,255	15,256,059
Orange	725,590	8,735,010
Publicis Groupe	304,755	8,633,245
Sodexo	106,925	7,185,620

		54,991,445

Germany – 9.35%
adidas AG †	31,580	8,315,136
Fresenius Medical Care AG & Co. †	190,755	16,008,118

		24,323,254

Ireland – 1.55%
Kerry Group Class A	32,640	4,032,625

		4,032,625

Japan – 21.61%
Asahi Group Holdings	174,800	6,577,388
Kao	60,700	4,866,919
KDDI	388,000	11,282,563
Kirin Holdings	163,100	3,338,525
Lawson	111,700	6,173,045
Makita	214,600	7,263,109
Secom	45,300	3,920,721
Seven & i Holdings	375,000	12,820,483

		56,242,753

Netherlands – 6.60%
Koninklijke Ahold Delhaize	677,910	17,164,844

		17,164,844

Sweden – 4.40%
Hennes & Mauritz Class B	191,070	2,882,511
Securitas Class B †	647,360	8,574,168

		11,456,679

Switzerland – 15.67%
Nestle	149,200	16,111,366
Roche Holding	53,890	18,641,301
Swatch Group *	30,160	6,017,575

		40,770,242

Schedules of investments
Delaware International Value Equity Fund

	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom – 7.23%
Diageo	287,500	$9,908,019
G4S *	4,708,390	5,233,375
Next	61,100	3,670,301

		18,811,695

Total Common Stock (cost $266,347,891)		247,140,451

Exchange-Traded Funds – 1.36%
iShares MSCI EAFE ETF*	1,290	76,936
Vanguard FTSE Developed Markets ETF*	92,160	3,471,667

Total Exchange-Traded Funds (cost $3,371,841)		3,548,603

Total Value of Securities Before Securities Lending Collateral – 96.33% (cost $269,719,732)		250,689,054

	Principal amount°
Security Lending Collateral – 2.79%**
Certificate of Deposit – 0.12%≠
National Bank of Canada (Montreal) 0.06% 6/1/20	321,000	321,000

		321,000

Repurchase Agreements – 2.67%
Bank of Montreal 0.05%, dated 05/29/20, to be repurchased on 6/1/20, repurchase price $180,484 (collateralized by US government obligations 1.625%–3.625% 2/15/21–10/31/23; market value $184,093)	180,483	180,483
Bank of Nova Scotia 0.05%, dated 05/29/20, to be repurchased on 6/1/20, repurchase price $1,691,638 (collateralized by US government obligations 0.00%–2.75% 6/15/20–9/9/49; market value $1,725,479)	1,691,631	1,691,631
BofA Securities 0.05%, dated 05/29/20, to be repurchased on 6/1/20, repurchase price $1,691,638 (collateralized by US government obligations 0.25% 1/15/25; market value $1,725,471)	1,691,631	1,691,631
Credit Agricole 0.05%, dated 05/29/20, to be repurchased on 6/1/20, repurchase price $1,691,638 (collateralized by US government obligations 1.50% 11/30/24; market value $1,725,469)	1,691,631	1,691,631

	Principal amount°	Value (US $)
Security Lending Collateral** (continued)
Repurchase Agreements (continued)
JP Morgan Securities 0.05%, dated 05/29/20, to be repurchased on 6/1/20, repurchase price $1,691,638 (collateralized by US government obligations 0.00%–1.50% 6/15/20–4/15/21; market value $1,725,466)	1,691,631	$1,691,631

		6,947,007

Total Securities Lending Collateral (cost $7,268,007)		7,268,007

Total Value of Securities – 99.12% (cost $276,987,739)		$257,957,061 ∎

*	Fully or partially on loan.

**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.

≠	The rate shown is the effective yield at the time of purchase.

∎	Includes $8,248,582 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $1,469,396.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 8 in “Security type / country and sector allocations.”

†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at May 31, 2020:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CHF	(136,367)	USD	141,447	6/3/20	$—	$(353)
BNYM	DKK	(477,966)	USD	71,252	6/3/20	69	—
BNYM	EUR	(346,415)	USD	384,951	6/2/20	384	—
BNYM	GBP	(101,010)	USD	124,666	6/2/20	—	(84)
BNYM	JPY	(17,396,728)	USD	162,259	6/2/20	944	—
BNYM	SEK	(246,297)	USD	26,042	6/2/20	—	(97)

Total Foreign Currency Exchange Contracts						$1,397	$(534)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Schedules of investments
Delaware International Value Equity Fund

Summary of abbreviations:

AG – Aktiengesellschaft

BNYM – The Bank of New York Mellon

CHF – Swiss Franc

DKK – Danish Krone

EAFE – Europe, Australasia and Far East

ETF – Exchange-Traded Fund

EUR – European Monetary Unit

FTSE – Financial Times Stock Exchange 100 Index

GBP – British Pound Sterling

JPY – Japanese Yen

MSCI – Morgan Stanley Capital International

SEK – Swedish Krona

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
May 31, 2020 (Unaudited)

	Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund

Assets:
Investments, at value[1,2]	$4,364,075,805	$108,623,039	$250,689,054
Short-term investments held as collateral for loaned securities, at value[3]	—	—	7,268,007
Foreign currencies, at value[4]	3,597,967	533,164	210,160
Cash	3,763	13,824	—
Receivable for fund shares sold	14,133,595	181,933	9,408,748
Receivable for securities sold	9,285,045	280,713	909,706
Dividends and interest receivable	8,482,028	200,260	316,981
Securities lending income receivable	—	—	1,651
Foreign tax reclaims receivable	129,115	105,421	1,213,897
Unrealized gain on foreign currency exchange contracts	—	82	1,397

Total assets	4,399,707,318	109,938,436	270,019,601

Statements of assets and liabilities

	Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund

Liabilities:
Cash due to custodian	$—	$—	$510,873
Payable for fund shares redeemed	11,819,906	1,293,672	1,210,803
Capital gains tax payable	6,002,431	—	—
Obligation to return securities lending collateral	—	—	7,267,680
Unrealized depreciation on foreign currency exchange	972	232	534
Payable for securities purchased	—	84,088	422,760
Investment management fees payable to affiliates	4,108,444	57,629	175,550
Other accrued expenses	1,110,823	79,676	82,034
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	903,042	12,730	62,001
Reports and statements to shareholders expenses payable to non-affiliates	330,339	11,763	21,739
Distribution fees payable to affiliates	159,486	3,710	18,057
Dividend disbursing and transfer agent fees and expenses payable to affiliates	35,529	873	2,047
Audit and tax fees payable	19,415	19,415	—
Trustees’ fees and expenses payable	16,161	391	940
Accounting and administration expenses payable to affiliates	13,039	651	1,071
Legal fees payable to affiliates	—	194	467
Other liabilities	—	—	358

Total liabilities	24,519,587	1,565,024	9,776,914

Total Net Assets	$4,375,187,731	$108,373,412	$260,242,687

Net Assets Consist of:
Paid-in capital	$4,545,726,569	$118,103,451	$282,027,185
Total distributable earnings (loss)	(170,538,838)	(9,730,039)	(21,784,498)

Total Net Assets	$4,375,187,731	$108,373,412	$260,242,687

	Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund

Net Asset Value
Class A:
Net assets	$277,670,037	$6,449,213	$54,335,778
Shares of beneficial interest outstanding, unlimited authorization, no par	15,835,911	927,128	4,188,305
Net asset value per share	$17.53	$6.96	$12.97
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$18.60	$7.38	$13.76

Class C:
Net assets	$103,377,651	$2,852,819	$7,098,374
Shares of beneficial interest outstanding, unlimited authorization, no par	6,369,032	492,430	552,315
Net asset value per share	$16.23	$5.79	$12.85

Class R:
Net assets	$34,298,026	$154,027	$2,315,099
Shares of beneficial interest outstanding, unlimited authorization, no par	1,941,032	23,446	178,951
Net asset value per share	$17.67	$6.57	$12.94

Institutional Class:
Net assets	$3,139,681,339	$89,950,236	$194,650,934
Shares of beneficial interest outstanding, unlimited authorization, no par	177,881,736	12,313,773	14,947,737
Net asset value per share	$17.65	$7.30	$13.02

Statements of assets and liabilities

	Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund

Class R6:
Net assets	$820,160,678	$8,967,117	$1,842,502
Shares of beneficial interest outstanding, unlimited authorization, no par	46,439,213	1,224,720	141,428
Net asset value per share	$17.66	$7.32	$13.03

[1]Investments, at cost	$4,459,806,117	$88,385,970	$269,719,732
[2]Including securities on loan	—	—	8,248,582
[3]Short-term investments held as collateral for loaned securities, at cost	—	—	7,268,007
[4]Foreign currencies, at cost	3,603,668	529,342	210,270

See accompanying notes, which are an integral part of the financial statements.

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Statements of operations
Delaware International Funds	Six months ended May 31, 2020 (Unaudited)

	Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund

Investment Income:
Dividends	$54,130,002	$949,173	$3,730,303
Interest	—	2,914	1,484
Securities lending income	—	—	6,563
Foreign tax withheld	(7,647,836)	(53,638)	(489,113)

	46,482,166	898,449	3,249,237

Expenses:
Management fees	28,244,087	523,106	1,184,383
Distribution expenses — Class A	394,192	10,567	72,824
Distribution expenses — Class C	608,769	15,590	38,670
Distribution expenses — Class R	94,484	265	7,430
Dividend disbursing and transfer agent fees and expenses	2,798,431	61,441	140,768
Custodian fees	1,403,517	52,506	47,700
Accounting and administration expenses	426,511	29,601	42,437
Reports and statements to shareholders expenses	253,451	11,476	20,925
Legal fees	140,758	5,331	12,023
Registration fees	139,806	66,056	41,306
Trustees’ fees and expenses	133,189	3,007	7,191
Audit and tax fees	25,880	25,429	20,004
Other	69,494	17,169	12,155

	34,732,569	821,544	1,647,816
Less expenses waived	(260,269)	(128,917)	(17,568)
Less expenses paid indirectly	(1,455)	(64)	(299)

Total operating expenses	34,470,845	692,563	1,629,949

Net Investment Income	12,011,321	205,886	1,619,288

	Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$24,099,842	$(6,584,081)	$(3,634,567)
Foreign currencies	(1,359,965)	(82,215)	138,758
Foreign currency exchange contracts	(412,043)	(78,375)	(208,247)

Net realized gain (loss)	22,327,834	(6,744,671)	(3,704,056)

Net change in unrealized appreciation (depreciation) of:
Investments	(493,028,400)	1,638,817	(26,698,759)
Foreign currencies	71,220	3,985	59,290
Foreign currency exchange contracts	1,019	206	914

Net change in unrealized appreciation (depreciation)	(492,956,161)	1,643,008	(26,638,555)

Net Realized and Unrealized Loss	(470,628,327)	(5,101,663)	(30,342,611)

Net Decrease in Net Assets Resulting from Operations	$(458,617,006)	$(4,895,777)	$(28,723,323)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Emerging Markets Fund

	Six months ended 5/31/20 (Unaudited)	Year ended 11/30/19

Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,011,321	$44,087,586
Net realized gain (loss)	22,327,834	(10,800,797)
Net change in unrealized appreciation (depreciation)	(492,956,161)	430,038,772

Net increase (decrease) in net assets resulting from operations	(458,617,006)	463,325,561

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,106,361)	(1,109,027)
Class R	(134,733)	(10,954)
Institutional Class	(32,655,146)	(25,204,329)
Class R6	(9,240,260)	(2,783,290)

	(44,136,500)	(29,107,600)

Capital Share Transactions:
Proceeds from shares sold:
Class A	35,654,766	83,503,938
Class C	4,909,295	22,093,140
Class R	3,474,026	10,181,248
Institutional Class	624,075,735	1,561,977,435
Class R6	137,895,078	696,864,529

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,975,692	1,049,388
Class R	134,501	10,940
Institutional Class	28,322,042	18,467,408
Class R6	4,324,074	2,496,709

	840,765,209	2,396,644,735

	Six months ended 5/31/20 (Unaudited)	Year ended 11/30/19

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(76,736,355)	$(120,783,416)
Class C	(25,347,593)	(51,003,821)
Class R	(10,319,122)	(19,095,736)
Institutional Class	(980,978,608)	(2,286,709,979)
Class R6	(221,954,062)	(136,520,130)

	(1,315,335,740)	(2,614,113,082)

Decrease in net assets derived from capital share transactions	(474,570,531)	(217,468,347)

Net Increase (Decrease) in Net Assets	(977,324,037)	216,749,614

Net Assets:
Beginning of period	5,352,511,768	5,135,762,154

End of period	$4,375,187,731	$5,352,511,768

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware International Small Cap Fund

	Six months ended 5/31/20 (Unaudited)	Year ended 11/30/19

Increase (Decrease) in Net Assets from Operations:
Net investment income	$205,886	$354,059
Net realized loss	(6,744,671)	(13,274,594)
Net change in unrealized appreciation (depreciation)	1,643,008	20,294,709

Net increase (decrease) in net assets resulting from operations	(4,895,777)	7,374,174

Dividends and Distributions to Shareholders from:
Distributable earnings:
Institutional Class	(222,185)	—
Class R6	(10,720)	—

	(232,905)	—

Capital Share Transactions:
Proceeds from shares sold:
Class A	330,140	4,112,907
Class C	178,720	559,186
Class R	54,420	30,765
Institutional Class	12,130,190	105,141,789
Class R6	7,785,953	1,443,059

Net asset value of shares issued upon reinvestment of dividends and distributions:
Institutional Class	202,956	—
Class R6	4,763	—

	20,687,142	111,287,706

	Six months ended 5/31/20 (Unaudited)	Year ended 11/30/19

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,722,760)	$(4,104,439)
Class C	(768,734)	(1,933,350)
Class R	(5,247)	(24,691)
Institutional Class	(35,573,124)	(53,598,786)
Class R6	(2,169,894)	(685,119)

	(43,239,759)	(60,346,385)

Increase (decrease) in net assets derived from capital share transactions	(22,552,617)	50,941,321

Net Increase (Decrease) in Net Assets	(27,681,299)	58,315,495

Net Assets:
Beginning of period	136,054,711	77,739,216

End of period	$108,373,412	$136,054,711

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware International Value Equity Fund

	Six months ended 5/31/20 (Unaudited)	Year ended 11/30/19

Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,619,288	$4,463,802
Net realized gain (loss)	(3,704,056)	15,313,928
Net change in unrealized appreciation (depreciation)	(26,638,555)	11,530,590

Net increase (decrease) in net assets resulting from operations	(28,723,323)	31,308,320

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,689,196)	(1,361,055)
Class C	(164,835)	(66,136)
Class R	(82,337)	(66,958)
Institutional Class	(6,547,235)	(5,128,519)
Class R6	(60,572)	(44)

	(8,544,175)	(6,622,712)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,103,926	6,076,501
Class C	633,898	2,077,524
Class R	803,487	1,369,549
Institutional Class	50,865,812	72,382,159
Class R6	5,344	2,025,243

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,649,987	1,331,759
Class C	164,645	66,054
Class R	82,336	66,958
Institutional Class	6,527,472	5,060,972
Class R6	56,322	44

	65,893,229	90,456,763

	Six months ended 5/31/20 (Unaudited)	Year ended 11/30/19

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,944,556)	$(14,120,481)
Class C	(1,258,375)	(3,086,120)
Class R	(1,660,330)	(1,772,685)
Institutional Class	(64,134,102)	(87,085,690)
Class R6	(57,086)	(1,112)

	(74,054,449)	(106,066,088)

Decrease in net assets derived from capital share transactions	(8,161,220)	(15,609,325)

Net Increase (Decrease) in Net Assets	(45,428,718)	9,076,283

Net Assets:
Beginning of period	305,671,405	296,595,122

End of period	$260,242,687	$305,671,405

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Emerging Markets Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	For the year ended Nov. 30, 2016, net investment income distributions of $84,127 were made by the Fund’s Class A shares, which calculated to an amount of $0.004 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/20[1]		Year ended

(Unaudited)		11/30/19	11/30/18	11/30/17	11/30/16		11/30/15

$19.13		$17.53	$20.10	$14.57	$12.80		$16.08

0.02		0.11	0.07	0.19	0.05		(0.01)
(1.50)		1.55	(2.32)	5.44	1.72		(2.85)

(1.48)		1.66	(2.25)	5.63	1.77		(2.86)

(0.12)		(0.06)	(0.32)	(0.10)	—	[3]	(0.07)
—		—	—	—	—		(0.02)
—		—	—	—	—		(0.33)

(0.12)		(0.06)	(0.32)	(0.10)	—		(0.42)

$17.53		$19.13	$17.53	$20.10	$14.57		$12.80

(7.84%	)[5]	9.50%	(11.40% )	38.94% [5]	13.87%	[5]	(18.15% )

$277,670		$346,732	$353,094	$463,441	$461,124		$274,075
1.62%		1.63%	1.63%	1.66%	1.74%		1.75%
1.63%		1.63%	1.63%	1.66%	1.78%		1.75%
0.26%		0.62%	0.35%	1.10%	0.35%		(0.08% )
0.25%		0.62%	0.35%	1.10%	0.31%		(0.08% )
2%		10%	11%	11%	25%		12%

Financial highlights
Delaware Emerging Markets Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/20[1]		Year ended

(Unaudited)		11/30/19		11/30/18	11/30/17	11/30/16		11/30/15

$17.67		$16.26		$18.68	$13.56	$12.00		$15.14

(0.04)		(0.02)		(0.07)	0.06	(0.05)		(0.11)
(1.40)		1.43		(2.16)	5.07	1.61		(2.68)

(1.44)		1.41		(2.23)	5.13	1.56		(2.79)

—		—		(0.19)	(0.01)	—		—
—		—		—	—	—		(0.02)
—		—		—	—	—		(0.33)

—		—		(0.19)	(0.01)	—		(0.35)

$16.23		$17.67		$16.26	$18.68	$13.56		$12.00

(8.15%	)[4]	8.67%		(12.05% )	37.87% [4]	13.00%	[4]	(18.74% )

$103,378		$135,346		$152,857	$190,227	$120,306		$131,724
2.37%		2.38%		2.38%	2.41%	2.49%		2.50%
2.38%		2.38%		2.38%	2.41%	2.53%		2.50%
(0.50%	)	(0.13%	)	(0.40% )	0.35%	(0.40%	)	(0.83% )
(0.51%	)	(0.13%	)	(0.40% )	0.35%	(0.44%	)	(0.83% )
2%		10%		11%	11%	25%		12%

Financial highlights
Delaware Emerging Markets Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	For the year ended Nov. 30, 2019, net investment income distributions of $10,954, were made by the Fund’s Class R shares, which calculated to an amount of $0.004 per share.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Total return during the period shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/20[1]		Year ended

(Unaudited)		11/30/19		11/30/18	11/30/17	11/30/16		11/30/15

$19.25		$17.62		$20.21	$14.66	$12.90		$16.20

—		0.07		0.02	0.15	0.02		(0.05)
(1.52)		1.56		(2.34)	5.47	1.74		(2.88)

(1.52)		1.63		(2.32)	5.62	1.76		(2.93)

(0.06)		—	[3]	(0.27)	(0.07)	—		(0.02)
—		—		—	—	—		(0.02)
—		—		—	—	—		(0.33)

(0.06)		—		(0.27)	(0.07)	—		(0.37)

$17.67		$19.25		$17.62	$20.21	$14.66		$12.90

(7.94%	)[5]	9.28%		(11.64% )	38.51% [5]	13.64%	[5]	(18.37% )

$34,298		$43,962		$48,875	$61,735	$36,591		$24,299
1.87%		1.88%		1.88%	1.91%	1.99%		2.00%
1.88%		1.88%		1.88%	1.91%	2.03%		2.00%
0.01%		0.37%		0.10%	0.85%	0.10%		(0.33% )
0.00%		0.37%		0.10%	0.85%	0.06%		(0.33% )
2%		10%		11%	11%	25%		12%

Financial highlights
Delaware Emerging Markets Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/20[1]		Year ended

(Unaudited)		11/30/19	11/30/18	11/30/17	11/30/16	11/30/15

$19.27		$17.67	$20.26	$14.69	$12.90	$16.21

0.05		0.16	0.12	0.25	0.08	0.02
(1.50)		1.55	(2.34)	5.46	1.75	(2.87)

(1.45)		1.71	(2.22)	5.71	1.83	(2.85)

(0.17)		(0.11)	(0.37)	(0.14)	(0.04)	(0.11)
—		—	—	—	—	(0.02)
—		—	—	—	—	(0.33)

(0.17)		(0.11)	(0.37)	(0.14)	(0.04)	(0.46)

$17.65		$19.27	$17.67	$20.26	$14.69	$12.90

(7.67%	)[4]	9.79%	(11.21% )	39.23% [4]	14.22% [4]	(17.96% )

$3,139,681		$3,826,272	$4,189,528	$3,885,606	$1,346,361	$1,254,194
1.37%		1.38%	1.38%	1.41%	1.49%	1.50%
1.38%		1.38%	1.38%	1.41%	1.53%	1.50%
0.51%		0.87%	0.60%	1.35%	0.60%	0.17%
0.50%		0.87%	0.60%	1.35%	0.56%	0.17%
2%		10%	11%	11%	25%	12%

Financial highlights
Delaware Emerging Markets Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	Portfolio turnover is representative of the Fund for the entire year ended Nov. 30, 2016.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/20[1]			Year ended		5/2/16[2] to

(Unaudited)		11/30/19	11/30/18	11/30/17	11/30/16

$19.28		$17.69	$20.27	$14.69	$13.55

0.06		0.18	0.14	0.28	0.08
(1.50)		1.54	(2.33)	5.45	1.06

(1.44)		1.72	(2.19)	5.73	1.14

(0.18)		(0.13)	(0.39)	(0.15)	—

(0.18)		(0.13)	(0.39)	(0.15)	—

$17.66		$19.28	$17.69	$20.27	$14.69

(7.61%	)[5]	9.84%	(11.04% )	39.43% [5]	8.41%	[5]

$820,161		$1,000,200	$391,408	$140,119	$268
1.25%		1.26%	1.26%	1.28%	1.32%
1.26%		1.26%	1.26%	1.28%	1.37%
0.63%		0.99%	0.72%	1.47%	0.85%
0.62%		0.99%	0.72%	1.47%	0.80%
2%		10%	11%	11%	25%	[7]

Financial highlights
Delaware International Small Cap Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Amount is less than $0.005 per share.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Total return during the period shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/20[1]						Year ended

(Unaudited)		11/30/19		11/30/18		11/30/17		11/30/16		11/30/15

$7.07		$6.66		$7.99		$19.03		$19.78		$20.06

—	[3]	0.01		0.01			(0.02)		(0.02)	(0.05)
(0.11)		0.40		(1.02)		1.86			(0.06)	(0.15)

(0.11)		0.41		(1.01)		1.84			(0.08)	(0.20)

—		—		—		—		—		(0.08)
—		—		(0.32)			(12.88)		(0.67)	—

—		—		(0.32)			(12.88)		(0.67)	(0.08)

$6.96		$7.07		$6.66		$7.99		$19.03		$19.78

(1.56%	)[5]	6.16%	[5]	(13.19%	)[5]	39.78%	[5]	(0.38%	)[5]	(1.02% )

$6,449		$10,934		$10,154		$12,377		$15,158		$27,046
1.34%		1.34%		1.34%		1.38%		1.48%		1.45%
1.55%		1.55%		1.72%		2.48%		1.51%		1.45%
0.12%		0.16%		0.13%		(0.22%	)	(0.09%	)	(0.23% )
(0.09%	)	(0.05%	)	(0.25%	)	(1.32%	)	(0.12%	)	(0.23% )
32%		97%		106%		142%		66%		41%

Financial highlights
Delaware International Small Cap Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment loss to average net assets.
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/20[1]		Year ended

(Unaudited)		11/30/19		11/30/18		11/30/17		11/30/16		11/30/15

$5.91		$5.61		$6.83		$18.24		$19.13		$19.47

(0.02)		(0.03)		(0.04)		(0.06)		(0.15)		(0.19)
(0.10)		0.33		(0.86)		1.53		(0.07)		(0.15)

(0.12)		0.30		(0.90)		1.47		(0.22)		(0.34)

—		—		(0.32)		(12.88)		(0.67)		—

—		—		(0.32)		(12.88)		(0.67)		—

$5.79		$5.91		$5.61		$6.83		$18.24		$19.13

(2.03%	)[4]	5.35%	[4]	(13.86%	)[4]	38.77%	[4]	(1.15%	)[4]	(1.75%	)

$2,853		$3,541		$4,698		$5,199		$4,417		$5,424
2.09%		2.09%		2.09%		2.13%		2.23%		2.20%
2.30%		2.30%		2.47%		3.23%		2.26%		2.20%
(0.63%	)	(0.59%	)	(0.62%	)	(0.97%	)	(0.84%	)	(0.98%	)
(0.84%	)	(0.80%	)	(1.00%	)	(2.07%	)	(0.87%	)	(0.98%	)
32%		97%		106%		142%		66%		41%

Financial highlights
Delaware International Small Cap Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Amount is less than $(0.005) per share.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Total return during the period shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/20[1]		Year ended

(Unaudited)		11/30/19		11/30/18		11/30/17		11/30/16		11/30/15

$6.68		$6.31		$7.61		$18.77		$19.57		$19.85

—	[3]	(0.01)		(0.01)		(0.03)		(0.06)		(0.09)
(0.11)		0.38		(0.97)		1.75		(0.07)		(0.16)

(0.11)		0.37		(0.98)		1.72		(0.13)		(0.25)

—		—		—		—		—		(0.03)
—		—		(0.32)		(12.88)		(0.67)		—

—		—		(0.32)		(12.88)		(0.67)		(0.03)

$6.57		$6.68		$6.31		$7.61		$18.77		$19.57

(1.65%	)[5]	5.86%	[5]	(13.47%	)[5]	39.45%	[5]	(0.65%	)[5]	(1.27% )

$154		$98		$87		$92		$51		$107
1.59%		1.59%		1.59%		1.63%		1.73%		1.70%
1.80%		1.80%		1.97%		2.73%		1.76%		1.70%
(0.13%	)	(0.09%	)	(0.12%	)	(0.47%	)	(0.34%	)	(0.48% )
(0.34%	)	(0.30%	)	(0.50%	)	(1.57%	)	(0.37%	)	(0.48% )
32%		97%		106%		142%		66%		41%

Financial highlights
Delaware International Small Cap Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Amount is less than $0.005 per share.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/20[1]		Year ended

(Unaudited)		11/30/19		11/30/18		11/30/17		11/30/16		11/30/15

$7.43		$6.98		$8.34		$19.27		$19.97		$20.25

0.01		0.03		0.03		—	[3]	0.03		— [3]
(0.13)		0.42		(1.07)		1.95		(0.06)		(0.16)

(0.12)		0.45		(1.04)		1.95		(0.03)		(0.16)

(0.01)		—		—		—		—		(0.12)
—		—		(0.32)		(12.88)		(0.67)		—

(0.01)		—		(0.32)		(12.88)		(0.67)		(0.12)

$7.30		$7.43		$6.98		$8.34		$19.27		$19.97

(1.43%	)[5]	6.45%	[5]	(12.99%	)[5]	40.06%	[5]	(0.12%	)[5]	(0.77% )

$89,950		$117,702		$60,124		$14,025		$17,958		$94,047
1.09%		1.09%		1.09%		1.13%		1.23%		1.20%
1.30%		1.30%		1.47%		2.23%		1.26%		1.20%
0.37%		0.41%		0.38%		0.03%		0.16%		0.02%
0.16%		0.20%		0.00%		(1.07%	)	0.13%		0.02%
32%		97%		106%		142%		66%		41%

Financial highlights
Delaware International Small Cap Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Amount is less than $(0.005) per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	Portfolio turnover is representative of the Fund for the entire year ended Nov. 30, 2017.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/20[1]		Year ended	6/30/17[2] to
(Unaudited)	11/30/19	11/30/18	11/30/17

$7.45	$6.99	$8.35	$7.07

0.02	0.04	0.04	—	[4]
(0.13)	0.42	(1.08)	1.28

(0.11)	0.46	(1.04)	1.28

(0.02)	—	—	—
—	—	(0.32)	—

(0.02)	—	(0.32)	—

$7.32	$7.45	$6.99	$8.35

(1.47% )	6.58%	(12.98% )	18.11%

$8,967	$3,780	$2,676	$2
1.00%	1.00%	1.00%	1.00%
1.21%	1.21%	1.38%	2.28%
0.46%	0.50%	0.47%	(0.08%	)
0.25%	0.29%	0.09%	(1.36%	)
32%	97%	106%	142%	[7]

Financial highlights
Delaware International Value Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The Fund’s portfolio turnover rate increased substantially during the year ended Nov. 30, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/20[1]		Year ended
(Unaudited)		11/30/19		11/30/18	11/30/17	11/30/16	11/30/15
$14.66		$13.53		$15.66	$12.94	$12.96	$13.53

0.07		0.19		0.29	0.24	0.19	0.17
(1.38)		1.23		(2.19)	2.75	(0.05)	(0.47)

(1.31)		1.42		(1.90)	2.99	0.14	(0.30)

(0.18)		(0.29)		(0.23)	(0.27)	(0.16)	(0.27)
(0.20)		—		—	—	—	—

(0.38)		(0.29)		(0.23)	(0.27)	(0.16)	(0.27)

$12.97		$14.66		$13.53	$15.66	$12.94	$12.96

(9.16%	)[4]	10.94%	[4]	(12.32% )	23.53%	1.15%	(2.23% )

$54,336		$62,035		$63,604	$68,412	$54,967	$66,785
1.33%		1.34%		1.33%	1.35%	1.36%	1.40%
1.34%		1.35%		1.33%	1.35%	1.36%	1.40%
1.00%		1.35%		1.93%	1.65%	1.50%	1.24%
0.99%		1.34%		1.93%	1.65%	1.50%	1.24%
10%		143%	[6]	13%	15%	13%	13%

Financial highlights
Delaware International Value Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The Fund’s portfolio turnover rate increased substantially during the year ended Nov. 30, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/20[1]		Year ended

(Unaudited)		11/30/19		11/30/18	11/30/17	11/30/16	11/30/15

$14.48		$13.25		$15.36	$12.69	$12.71	$13.27

0.02		0.08		0.16	0.13	0.09	0.06
(1.37)		1.25		(2.15)	2.72	(0.04)	(0.46)

(1.35)		1.33		(1.99)	2.85	0.05	(0.40)

(0.08)		(0.10)		(0.12)	(0.18)	(0.07)	(0.16)
(0.20)		—		—	—	—	—

(0.28)		(0.10)		(0.12)	(0.18)	(0.07)	(0.16)

$12.85		$14.48		$13.25	$15.36	$12.69	$12.71

(9.52%	)[4]	10.18%	[4]	(13.04% )	22.71%	0.36%	(2.99% )

$7,098		$8,562		$8,734	$21,505	$21,672	$26,402
2.08%		2.09%		2.08%	2.10%	2.11%	2.15%
2.09%		2.10%		2.08%	2.10%	2.11%	2.15%
0.25%		0.60%		1.18%	0.90%	0.75%	0.49%
0.24%		0.59%		1.18%	0.90%	0.75%	0.49%
10%		143%	[6]	13%	15%	13%	13%

Financial highlights
Delaware International Value Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Total return during the period shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The Fund’s portfolio turnover rate increased substantially during the year ended Nov. 30, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/20[1]		Year ended

(Unaudited)		11/30/19		11/30/18	11/30/17	11/30/16	11/30/15

$14.60		$13.46		$15.59	$12.88	$12.90	$13.47

0.05		0.15		0.25	0.20	0.16	0.13
(1.37)		1.24		(2.19)	2.75	(0.05)	(0.47)

(1.32)		1.39		(1.94)	2.95	0.11	(0.34)

(0.14)		(0.25)		(0.19)	(0.24)	(0.13)	(0.23)
(0.20)		—		—	—	—	—

(0.34)		(0.25)		(0.19)	(0.24)	(0.13)	(0.23)

$12.94		$14.60		$13.46	$15.59	$12.88	$12.90

(9.24%	)[4]	10.72%	[4]	(12.58% )	23.26%	0.88%	(2.50% )

$2,315		$3,472		$3,508	$3,440	$1,578	$1,449
1.58%		1.59%		1.58%	1.60%	1.61%	1.65%
1.59%		1.60%		1.58%	1.60%	1.61%	1.65%
0.75%		1.10%		1.68%	1.40%	1.25%	0.99%
0.74%		1.09%		1.68%	1.40%	1.25%	0.99%
10%		143%	[6]	13%	15%	13%	13%

Financial highlights
Delaware International Value Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The Fund’s portfolio turnover rate increased substantially during the year ended Nov. 30, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/20[1]		Year ended

(Unaudited)		11/30/19		11/30/18	11/30/17	11/30/16	11/30/15

$14.74		$13.60		$15.74	$13.00	$13.02	$13.60

0.08		0.22		0.33	0.28	0.22	0.20
(1.38)		1.25		(2.20)	2.76	(0.04)	(0.48)

(1.30)		1.47		(1.87)	3.04	0.18	(0.28)

(0.22)		(0.33)		(0.27)	(0.30)	(0.20)	(0.30)
(0.20)		—		—	—	—	—

(0.42)		(0.33)		(0.27)	(0.30)	(0.20)	(0.30)

$13.02		$14.74		$13.60	$15.74	$13.00	$13.02

(9.09%	)[4]	11.29%	[4]	(12.11% )	23.87%	1.41%	(2.03% )

$194,651		$229,511		$220,747	$226,644	$165,361	$161,468
1.08%		1.09%		1.08%	1.10%	1.11%	1.15%
1.09%		1.10%		1.08%	1.10%	1.11%	1.15%
1.25%		1.60%		2.18%	1.90%	1.75%	1.49%
1.24%		1.59%		2.18%	1.90%	1.75%	1.49%
10%		143%	[6]	13%	15%	13%	13%

Financial highlights
Delaware International Value Equity Fund Class R6

Selected data for each share of the Fund outstanding throughout the period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period.

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The Fund’s portfolio turnover rate increased substantially during the year ended Nov. 30, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

[8]	Portfolio turnover is representative of the Fund for the entire year ended Nov. 30, 2018.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/20[1] (Unaudited)		Year ended 11/30/19		3/29/18[2] to 11/30/18
$ 14.74		$ 13.60		$ 15.36

0.09		0.24		0.25
(1.37)		1.24		(2.01)

(1.28)		1.48		(1.76)

(0.23)		(0.34)		—
(0.20)		—		—

(0.43)		(0.34)		—

$ 13.03		$ 14.74		$ 13.60

(8.99%	)[5]	11.36%	[5]	(11.46%	)

$ 1,843		$ 2,091		$ 2
1.02%		1.03%		1.02%
1.31%		1.66%		2.47%
10%		143%	[7]	13%	[8]

Notes to financial statements

Delaware International Funds	May 31, 2020 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Emerging Markets Fund, Delaware International Small Cap Fund, and Delaware International Value Equity Fund. These financial statements and the related notes pertain to Delaware Emerging Markets Fund, Delaware International Small Cap Fund, and Delaware International Value Equity Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.

Whenever such a significant event occurs, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended May 31, 2020 and for all open tax years (years ended Nov. 30, 2017–Nov. 30, 2019), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund. If applicable, the Funds recognize interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended May 31, 2020, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Underlying Funds — The Funds may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Funds may invest include ETFs. A Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally do not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported

Notes to financial statements
Delaware International Funds

1. Significant Accounting Policies (continued)

amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. Each Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no earnings credit from the custodian for the six months ended May 31, 2020 for Delaware Emerging Markets Fund, Delaware International Small Cap Fund, and Delaware International Value Equity Fund.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2020, each Fund earned the following amounts under this arrangement:

Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
$1,455	$64	$299

During the six months ended May 31, 2020, Delaware Emerging Markets Fund frequently maintained a negative cash balance with its custodian, which is considered a form of borrowing or leverage. If that

Fund maintains a negative cash balance and the Fund’s investments decrease in value, the Fund’s losses will be greater than if the Fund did not maintain a negative cash balance. Each Fund is required to pay interest to the custodian on negative cash balances. During the six months ended May 31, 2020, Delaware Emerging Markets Fund had an average outstanding overdraft balance equal to 0.64% of its average net assets for which it was charged interest of $251,132, which is included on the “Statements of operations” under “Custodian fees.” The average borrowing rate charged on the overdraft was 1.59%.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
On the first $500 million	1.25%	0.85%	0.85%
On the next $500 million	1.20%	0.80%	0.80%
On the next $1.5 billion	1.15%	0.75%	0.75%
In excess of $2.5 billion	1.10%	0.70%	0.70%

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Funds to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed the following specified percentages of average daily net assets of each Fund. The expense waivers were in effect from Dec. 1, 2019 through May 31, 2020.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Funds’ Board and DMC. These waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.

Notes to financial statements
Delaware International Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

	Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
Operating expense limitation as a percentage of average daily net assets (per annum) Dec. 1, 2019 – March 26, 2020	1.37%[1]	1.12%[3]	1.09%[4]
Operating expense limitation as a percentage of average daily net assets (per annum) March 27, 2020 – May 31, 2020	1.32%[2]	1.12%[3]	1.09%[4]

1The expense limitation was 1.25% for Class R6 shares.

2The expense limitation is 1.20% for Class R6 shares.

3The expense limitation is 1.00% for Class R6 shares.

4The expense limitation is 1.03% for Class R6 shares.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.”

For the six months ended May 31, 2020, each Fund was charged for these services as follows:

Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
$86,338	$4,095	$6,742

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2020, each Fund was charged for these services as follows:

Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
$226,747	$5,622	$12,783

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended May 31, 2020, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
$69,380	$3,693	$3,983

Notes to financial statements
Delaware International Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the six months ended May 31, 2020, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
$11,635	$783	$2,781

For the six months ended May 31, 2020, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
Class A	$30,662	$17,833	$ 86
Class C	5,977	33	277

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

Cross trades for the six months ended May 31, 2020 were executed by the Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Delaware International Small Cap Fund and Delaware International Value Equity Fund did not engage in Rule 17a-7 securities purchases and/or securities sales for the six months ended May 31, 2020. Pursuant to these procedures, for the six months ended May 31, 2020, Delaware Emerging Markets Fund engaged in Rule 17a-7 securities sales of $16,214,000, which resulted in net realized loss of $6,225,252. The Fund did not engage in Rule 17a-7 securities sales for the six months ended May 31, 2020.

*The aggregate contractual waiver period covering this report is from March 29, 2019 through March 31, 2021.

3. Investments

For the six months ended May 31, 2020, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund

Purchases	$ 81,223,283	$37,652,112	$27,854,460
Sales	617,162,578	55,984,791	51,328,571

At May 31, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

	Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund

Cost of investments and derivatives	$4,459,806,117	$88,385,970	$276,987,739

Aggregate unrealized appreciation of investments and derivatives	$1,170,694,227	$25,430,351	$19,677,383
Aggregate unrealized depreciation of investments and derivatives	(1,266,425,511)	(5,193,582)	(38,707,198)

Net unrealized appreciation (depreciation) of investments and derivatives	$(95,731,284)	$20,236,769	$(19,029,815)

At Nov. 30, 2019, capital loss carryforwards available to offset future realized capital gains, are as follows:

	Short-term	Loss carryforward character Long-term	Total

Delaware Emerging Markets Fund	$13,680,724	$14,762,239	$28,442,963
Delaware International Small Cap Fund	17,326,224	2,954,574	20,280,798

Delaware International Value Equity Fund had no capital loss carryforwards.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the

Notes to financial statements
Delaware International Funds

3. Investments (continued)

asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of May 31, 2020:

	Delaware Emerging Markets Fund
	Level 1	Level 2		Level 3	Total
Securities
Assets:
Common Stock
Argentina	$9,224,770	$1,540,583		$114,981	$10,880,334
Bahrain	—	967,452		—	967,452
Brazil	361,846,159	—		—	361,846,159
Chile	29,868,049	—		—	29,868,049
China	1,529,838,656	—		—	1,529,838,656
India	496,733,282	—		—	496,733,282
Indonesia	22,909,001	—		—	22,909,001
Malaysia	1,876,941	—		—	1,876,941
Mexico	145,552,526	—		—	145,552,526
Peru	25,256,590	—		—	25,256,590
Republic of Korea	758,167,859	—		—	758,167,859
Russia	270,656,330	34,218,602		2,020,375	306,895,307
South Africa	12,881,535	—		—	12,881,535
Taiwan	461,531,456	—		—	461,531,456
Turkey	38,453,185	—		—	38,453,185
United Kingdom	1,585,244	—		—	1,585,244
United States	40,723,500	—		—	40,723,500
Preferred Stock[1]	82,402,803	22,023,670		—	104,426,473
Exchange-Traded Funds	6,272,843	—		—	6,272,843
Participation Notes	—	—		—	—
Short-Term Investments	7,409,413	—		—	7,409,413

Total Value of Securities	$4,303,190,142	$58,750,307		$2,135,356	$4,364,075,805

Derivatives[2]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(972	) $	—	$(972)

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 78.91% and 21.09%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments and Level 2 investments represent investments with observable inputs.

2Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Notes to financial statements
Delaware International Funds

3. Investments (continued)

	Delaware International Small Cap Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock
Australia	$3,588,640	$—	$—	$3,588,640
Austria	2,072,598	—	—	2,072,598
Belgium	1,664,635	—	—	1,664,635
Brazil	2,221,654	—	—	2,221,654
Canada	12,284,519	—	—	12,284,519
Chile	371,850	—	—	371,850
China	4,086,789	—	—	4,086,789
Denmark	1,997,851	—	—	1,997,851
Finland	1,784,736	—	—	1,784,736
France	2,650,847	—	—	2,650,847
Germany	5,837,900	—	—	5,837,900
Hong Kong	1,571,866	—	—	1,571,866
India	2,908,251	—	—	2,908,251
Ireland	611,464	—	—	611,464
Israel	—	936,027	—	936,027
Italy	1,753,268	—	—	1,753,268
Japan	21,169,767	—	—	21,169,767
Netherlands	1,134,938	—	—	1,134,938
Norway	5,495,154	—	—	5,495,154
Republic of Korea	3,798,370	—	—	3,798,370
Russia	—	—	1,045,426	1,045,426
South Africa	815,456	—	—	815,456
Sweden	8,167,517	—	—	8,167,517
Switzerland	2,773,264	—	—	2,773,264
Taiwan	1,876,004	—	—	1,876,004
United Kingdom	13,179,059	—	—	13,179,059
United States	1,734,869	—	—	1,734,869
Short-Term Investments	1,090,320	—	—	1,090,320

Total Value of Securities	$106,641,586	$936,027	$1,045,426	$108,623,039

Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$82	$—	$82

	Delaware International Small Cap Fund
	Level 1	Level 2	Level 3	Total
Liabilities:
Foreign Currency Exchange Contracts	$—	$(232)	$—	$(232)

1Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware International Value Equity Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stock	$247,140,451	$—	$247,140,451
Exchange-Traded Fund	3,548,603	—	3,548,603
Securities Lending Collateral	—	7,268,007	7,268,007

Total Value of Securities	$250,689,054	$7,268,007	$257,957,061

Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$1,397	$1,397
Liabilities:
Foreign Currency Exchange Contracts	$—	$(534)	$(534)

1Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The securities that have been valued at zero on the “Schedules of investments” are considered to be Level 3 investments in these tables.

During the six months ended May 31, 2020, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. This does not include transfers between Level 1 investments and Level 2 investments due to each Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that each Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that each Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at May 31, 2020. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3

Notes to financial statements
Delaware International Funds

3. Investments (continued)

investments were not considered significant to each Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the period.

During the six months ended May 31, 2020, Delaware International Value Equity Fund had no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Emerging Markets Fund		Delaware International Small Cap Fund		Delaware International Value Equity Fund
	Six months ended 5/31/20	Year ended 11/30/19	Six months ended 5/31/20	Year ended 11/30/19	Six months ended 5/31/20	Year ended 11/30/19
Shares sold:
Class A	1,932,948	4,628,100	48,597	644,483	364,318	440,276
Class C	278,707	1,327,923	30,017	106,620	47,410	154,073
Class R	195,781	561,625	9,535	4,882	57,898	98,490
Institutional Class	35,055,999	86,297,403	1,754,999	15,090,204	3,915,581	5,265,741
Class R6	7,760,543	37,121,334	1,006,738	219,742	390	141,767

Shares issued upon reinvestment of dividends and distributions:
Class A	96,611	64,817	—	—	114,423	109,160
Class C	—	—	—	—	11,489	5,445
Class R	6,517	670	—	—	5,718	5,497
Institutional Class	1,376,861	1,134,362	26,669	—	451,416	413,816
Class R6	210,213	153,454	625	—	3,895	3

	46,914,180	131,289,688	2,877,180	16,065,931	4,972,538	6,634,268

Shares redeemed:
Class A	(4,322,616)	(6,709,466)	(668,452)	(623,100)	(521,081)	(1,021,161)
Class C	(1,569,172)	(3,069,577)	(136,970)	(345,224)	(97,970)	(227,238)
Class R	(545,609)	(1,051,161)	(787)	(3,914)	(122,463)	(126,800)
Institutional Class	(57,086,369)	(125,934,388)	(5,316,715)	(7,859,160)	(4,995,115)	(6,337,525)
Class R6	(13,396,045)	(7,542,476)	(290,227)	(94,971)	(4,681)	(76)

	(76,919,811)	(144,307,068)	(6,413,151)	(8,926,369)	(5,741,310)	(7,712,800)

Net increase (decrease)	(30,005,631)	(13,017,380)	(3,535,971)	7,139,562	(768,772)	(1,078,532)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous pages and on the “Statements of changes in net assets.” For six months ended May 31, 2020 and year ended Nov. 30, 2019, each Fund had the following exchange transactions:

	Six months ended 5/31/20
	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Delaware Emerging Markets Fund	42,864	25,022	16,653	36,001	8,772	92,970	16,649	$2,285,023
Delaware International Small Cap Fund	—	10	—	—	8	—	—	56
Delaware International Value Equity Fund	1	3,751	—	—	3,713	1	—	51,077

	Year ended 11/30/19
	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Delaware Emerging Markets Fund	40,931	48,190	25,591,605	35,182	11,859	106,957	25,582,130	$488,428,095
Delaware International Small Cap Fund	—	3,973	—	—	1,790	1,470	—	22,721
Delaware International Value Equity Fund	4,996	6,843	—	—	6,783	4,979	—	162,558

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 4, 2019.

On Nov. 4, 2019, the Participants entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit available was increased to $275,000,000 on May 6, 2020. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 2, 2020.

Each Fund had no amounts outstanding as of May 31, 2020, or at any time during the period then ended.

Notes to financial statements
Delaware International Funds

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover each Fund’s exposure to the counterparty.

During the six months ended May 31, 2020, Delaware Emerging Markets Fund and Delaware International Small Cap Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions. Delaware International Value Equity Fund entered into foreign currency exchange contracts and foreign cross currency contracts in order to fix the US dollar value of a security between the trade date and settlement date.

During the six months ended May 31, 2020, the Funds experienced net realized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statements of assets and liabilities” and “Statements of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by each Fund during the six months ended May 31, 2020:

	Long Derivatives Volume
	Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
Foreign currency exchange contracts (average notional value)	$143,943	$198,481	$134,679

	Short Derivatives Volume
	Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
Foreign currency exchange contracts (average notional value)	$1,318,298	$374,800	$324,491

7. Offsetting

Each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties in order to better define their contractual rights and to secure rights that will help each Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At May 31, 2020, the Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Emerging Markets Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$—	$(972)	$(972)

Notes to financial statements
Delaware International Funds

7. Offsetting (continued)

			Delaware Emerging Markets Fund
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
BNY Mellon	$(972)	$—	$—	$—	$—	$(972)

	Delaware International Small Cap Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$82	$(232)	$(150)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
BNY Mellon	$(150)	$—	$—	$—	$—	$(150)

	Delaware International Value Equity Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$1,397	$(534)	$863

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
BNY Mellon	$863	$—	$—	$—	$—	$863

Securities Lending

Securities lending transactions are entered into by the Funds under master securities lending agreements (each, an MSLA) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral (see also Note 8).

As of May 31, 2020, the following tables are a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

	Delaware International Value Equity Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received - Invested in Securities(a)	Fair Value of Non-Cash Collateral Received(b)	Net Exposure(b)
BNY Mellon	$8,248,582	$(6,779,186)	$(1,469,396)	$—

(a)The value of the related collateral exceeded the value of the derivatives and securities lending transactions as of May 31, 2020, as applicable.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities as disclosed on the “Schedules of investments.” Securities purchased with cash collateral are valued at the market value. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

Notes to financial statements
Delaware International Funds

8. Securities Lending (continued)

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

During the six months ended May 31, 2020, Delaware Emerging Markets Fund and Delaware International Small Cap Fund had no securities out on loan.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2020, for Delaware International Value Equity Fund:

Securities Lending Transactions	Overnight and Continuous	Under 30 days	Between 30 & 90 days	Over 90 days	Total
Certificate of Deposit and Repurchase Agreements	$7,268,007	$—	$—	$—	$7,268,007

At May 31, 2020, the value of securities on loan for Delaware International Value Equity Fund was $8,248,582, for which the Fund received cash collateral of $7,267,680 and non-cash collateral with a fair value of $1,469,395. At May 31, 2020, the value of invested collateral was $7,268,007. Investments purchased with cash collateral are presented on the “Schedules of investments” under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

Delaware Emerging Markets Fund invests a significant portion of its assets in the greater China region, which consists of Hong Kong, the People’s Republic of China, and Taiwan, among other countries. As a result, the Fund’s investments in the region are particularly susceptible to risks in that region. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s net asset value and losses. Markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties.

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Fund.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, Management is evaluating the implications of these changes on the financial statements.

12. Subsequent Events

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak

Notes to financial statements
Delaware International Funds

12. Subsequent Events (continued)

of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance.

Management has determined that no other material events or transactions occurred subsequent to May 31, 2020, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)

Delaware International Funds

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of each Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of each Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with its HLIM at all times during the reporting period.

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	Lucinda S. Landreth	Thomas K. Whitford

President and Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital Management, LLC

Jersey City, NJ

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Emerging Markets Fund, Delaware International Small Cap Fund, and Delaware International Value Equity Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 5, 2020

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 5, 2020